AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2021
	Principal Amount	Value
Corporate Bonds and Notes - 54.6%
Financials - 11.6%
Aircastle, Ltd. (Bermuda)
5.250%, 08/11/25[1]	$2,582,000	$2,885,917
Ally Financial, Inc.
Series B, (4.700% to 05/15/26 then U.S. Treasury Yield Curve CMT 5 year + 3.868%), 4.700%, 05/15/26[2,3,4]	3,110,000	3,237,044
8.000%, 11/01/31	3,200,000	4,610,624
American Express Co.
(3.550% to 09/15/26 then U.S. Treasury Yield Curve CMT 5 year + 2.854%), 3.550%, 09/15/26[2,3,4]	4,595,000	4,694,941
American Tower Corp.
4.400%, 02/15/26	2,300,000	2,568,989
Bank of America Corp.
MTN, (4.330% to 03/15/49 then 3 month LIBOR + 1.520%), 4.330%, 03/15/50[2,4]	7,700,000	9,419,090
The Bank of New York Mellon Corp.
Series G, (4.700% to 09/20/25 then U.S. Treasury Yield Curve CMT 5 year + 4.358%), 4.700%, 09/20/25[2,3,4]	5,000,000	5,487,500
The Charles Schwab Corp.
Series I, (4.000% to 06/01/26 then U.S. Treasury Yield Curve CMT 5 year + 3.168%), 4.000%, 06/01/26[2,3,4]	5,000,000	5,212,500
CIT Group, Inc.
6.125%, 03/09/28	3,075,000	3,717,275
Crown Castle International Corp.
4.000%, 03/01/27	2,300,000	2,556,432
GLP Capital LP/GLP Financing II, Inc.
4.000%, 01/15/31	1,800,000	1,942,218
The Goldman Sachs Group, Inc.
6.750%, 10/01/37	2,300,000	3,286,087
Host Hotels & Resorts LP
Series H, 3.375%, 12/15/29	5,200,000	5,346,962
Iron Mountain, Inc.
4.500%, 02/15/31[1]	4,000,000	4,057,200
JPMorgan Chase & Co.
4.125%, 12/15/26	2,800,000	3,147,041
Series U, (6.125% to 04/30/24 then 3 month LIBOR + 3.330%), 6.125%, 04/30/24[2,3,4]	4,200,000	4,520,250
MetLife, Inc.
Series G, (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[2,3,4,5]	4,400,000	4,614,500
Morgan Stanley
3.950%, 04/23/27	2,300,000	2,557,353
OneMain Finance Corp.
8.250%, 10/01/23	3,600,000	4,023,108
Owl Rock Capital Corp.
4.250%, 01/15/26	2,400,000	2,574,948
	Principal Amount	Value

SBA Communications Corp.
3.875%, 02/15/27	$4,000,000	$4,145,000
SLM Corp.
4.200%, 10/29/25	1,038,000	1,112,840
Starwood Property Trust, Inc.
4.750%, 03/15/25	1,800,000	1,894,500
Truist Financial Corp.
Series P, (4.950% to 12/01/25 then U.S. Treasury Yield Curve CMT 5 year + 4.605%), 4.950%, 09/01/25[2,3,4]	4,150,000	4,533,128
VICI Properties LP/VICI Note Co., Inc.
3.500%, 02/15/25[1]	2,000,000	2,040,000
Weyerhaeuser Co.
6.875%, 12/15/33	2,700,000	3,715,181

Total Financials		97,900,628
Industrials - 41.3%
ACCO Brands Corp.
4.250%, 03/15/29[1]	4,225,000	4,242,322
Advocate Health & Hospitals Corp.
4.272%, 08/15/48	2,200,000	2,760,625
AECOM
5.125%, 03/15/27	2,100,000	2,325,750
Air Products and Chemicals, Inc.
2.700%, 05/15/40	2,700,000	2,715,394
Alcoa Nederland Holding, B.V. (Netherlands)
4.125%, 03/31/29[1]	4,000,000	4,170,000
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/38	2,300,000	2,680,014
Aramark Services, Inc.
5.000%, 02/01/28[1]	3,750,000	3,853,125
ArcelorMittal, S.A. (Luxembourg)
4.250%, 07/16/29[5]	3,650,000	4,008,792
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.250%, 09/01/28[1]	3,700,000	3,690,750
Ashtead Capital, Inc.
1.500%, 08/12/26[1]	3,736,000	3,695,536
AT&T, Inc.
4.300%, 02/15/30	2,300,000	2,636,886
Ball Corp.
2.875%, 08/15/30	4,200,000	4,076,625
Broadcom Corp./Broadcom Cayman Finance, Ltd.
3.875%, 01/15/27	3,494,000	3,839,642
Caesars Entertainment, Inc.
6.250%, 07/01/25[1]	3,800,000	4,000,478
Centene Corp.
3.375%, 02/15/30	4,000,000	4,135,000
Central Garden & Pet Co.
4.125%, 10/15/30	1,800,000	1,840,500

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 41.3% (continued)
CF Industries, Inc.
5.150%, 03/15/34	$3,463,000	$4,236,219
Cisco Systems, Inc.
5.500%, 01/15/40	1,900,000	2,650,236
Clearwater Paper Corp.
4.750%, 08/15/28[1]	2,250,000	2,311,875
Cleveland-Cliffs, Inc.
4.875%, 03/01/31[1,5]	6,390,000	6,597,675
The Coca-Cola Co.
2.500%, 06/01/40	2,700,000	2,618,492
Cogent Communications Group, Inc.
3.500%, 05/01/26[1]	3,665,000	3,715,394
CommonSpirit Health
3.347%, 10/01/29	2,400,000	2,577,909
Crown Americas LLC/Crown Americas Capital Corp. V
4.250%, 09/30/26	3,800,000	4,073,182
CVS Health Corp.
5.125%, 07/20/45	2,100,000	2,700,876
Dana, Inc.
4.250%, 09/01/30[5]	1,000,000	1,028,450
5.375%, 11/15/27	3,800,000	4,004,250
Dell International LLC/EMC Corp.
8.100%, 07/15/36	1,800,000	2,719,224
Dell, Inc.
7.100%, 04/15/28[5]	3,200,000	4,123,488
Delta Air Lines, Inc.
7.375%, 01/15/26	3,500,000	4,121,998
Discovery Communications LLC
3.950%, 03/20/28	2,297,000	2,541,937
Elanco Animal Health, Inc.
5.900%, 08/28/28[6]	3,500,000	4,095,000
Encompass Health Corp.
4.750%, 02/01/30	3,400,000	3,579,656
FedEx Corp.
3.100%, 08/05/29	2,400,000	2,563,162
Fiserv, Inc.
4.200%, 10/01/28	2,300,000	2,615,867
FMG Resources August 2006 Pty, Ltd. (Australia)
4.500%, 09/15/27[1]	3,800,000	4,018,310
The Ford Foundation
Series 2020, 2.415%, 06/01/50	3,000,000	2,847,729
Freeport-McMoRan, Inc.
5.400%, 11/14/34[5]	3,400,000	4,084,250
G-III Apparel Group, Ltd.
7.875%, 08/15/25[1]	3,540,000	3,836,475
GLP Capital LP/GLP Financing II Inc.
5.750%, 06/01/28	1,600,000	1,877,200
The Goodyear Tire & Rubber Co.
4.875%, 03/15/27[5]	3,475,000	3,748,656
	Principal Amount	Value

Graphic Packaging International LLC
3.500%, 03/01/29[1]	$3,250,000	$3,233,750
Hanesbrands, Inc.
4.875%, 05/15/26[1]	3,800,000	4,115,400
Hasbro, Inc.
3.900%, 11/19/29[5]	4,025,000	4,441,639
HB Fuller Co.
4.250%, 10/15/28	4,000,000	4,070,000
HCA, Inc.
3.500%, 09/01/30	3,700,000	3,919,743
Hilton Domestic Operating Co., Inc.
4.875%, 01/15/30	3,900,000	4,183,764
The Home Depot, Inc.
5.875%, 12/16/36	1,800,000	2,535,030
Hudbay Minerals, Inc. (Canada)
4.500%, 04/01/26[1,5]	4,000,000	3,960,000
IEA Energy Services LLC
6.625%, 08/15/29[1]	1,955,000	1,936,819
Johnson Controls International plc/Tyco Fire & Security Finance SCA (Ireland)
1.750%, 09/15/30	5,300,000	5,138,447
KB Home
4.800%, 11/15/29	1,497,000	1,631,730
6.875%, 06/15/27	1,751,000	2,092,445
Klabin Finance, S.A. (Luxembourg)
4.875%, 09/19/27[1]	3,700,000	4,060,787
Kraft Heinz Foods Co.
4.375%, 06/01/46	5,950,000	6,769,288
Lamar Media Corp.
4.875%, 01/15/29	3,800,000	4,028,000
Lumen Technologies Inc
5.625%, 04/01/25	2,000,000	2,175,000
Macy's Retail Holdings, LLC
4.500%, 12/15/34	4,300,000	4,229,308
Masco Corp.
2.000%, 10/01/30	3,500,000	3,379,977
6.500%, 08/15/32	254,000	335,300
7.750%, 08/01/29	499,000	671,022
MDC Holdings, Inc.
2.500%, 01/15/31	4,000,000	3,898,280
MercadoLibre, Inc.
2.375%, 01/14/26	4,000,000	3,935,040
Methanex Corp. (Canada)
5.125%, 10/15/27[5]	1,800,000	1,946,250
MGM Resorts International
5.750%, 06/15/25[5]	3,700,000	4,033,000
Microsoft Corp.
2.525%, 06/01/50	2,800,000	2,694,116
MSCI, Inc.
3.250%, 08/15/33[1]	2,115,000	2,139,238

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 41.3% (continued)
Murphy Oil USA, Inc.
4.750%, 09/15/29	$3,800,000	$4,023,250
Newell Brands, Inc.
4.700%, 04/01/26[6]	3,700,000	4,079,343
Nordstrom, Inc.
4.000%, 03/15/27[5]	4,000,000	4,132,816
Northrop Grumman Corp.
3.200%, 02/01/27	2,300,000	2,498,297
Owens Corning
7.000%, 12/01/36	1,900,000	2,728,416
Parker-Hannifin Corp.
3.250%, 06/14/29	2,300,000	2,471,527
Penn National Gaming, Inc.
5.625%, 01/15/27[1]	3,500,000	3,605,000
Penske Automotive Group, Inc.
3.750%, 06/15/29	3,617,000	3,634,253
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.750%, 04/15/26[1]	3,800,000	4,110,690
PulteGroup, Inc.
6.000%, 02/15/35	4,200,000	5,428,500
RELX Capital, Inc.
4.000%, 03/18/29	2,300,000	2,586,034
Royal Caribbean Cruises, Ltd. (Liberia)
5.500%, 04/01/28[1]	3,625,000	3,707,683
Sally Holdings LLC/Sally Capital, Inc.
8.750%, 04/30/25[1]	2,100,000	2,262,750
SK Hynix, Inc. (South Korea)
2.375%, 01/19/31[1]	3,200,000	3,102,435
Square, Inc.
2.750%, 06/01/26[1]	2,230,000	2,260,439
Starbucks Corp.
2.550%, 11/15/30	2,500,000	2,565,176
Steel Dynamics, Inc.
3.250%, 01/15/31	2,500,000	2,674,853
Sysco Corp.
2.400%, 02/15/30	5,000,000	5,069,858
Telecom Italia Capital, S.A. (Luxembourg)
6.375%, 11/15/33	3,400,000	3,956,580
Teleflex, Inc.
4.250%, 06/01/28[1]	4,000,000	4,156,360
Tenet Healthcare Corp.
4.875%, 01/01/26[1]	3,900,000	4,036,188
Toll Brothers Finance Corp.
3.800%, 11/01/29[5]	3,700,000	3,973,800
Travel + Leisure Co.
5.650%, 04/01/24[6]	3,000,000	3,239,100
TreeHouse Foods, Inc.
4.000%, 09/01/28[5]	4,000,000	3,914,680
	Principal Amount	Value

Twilio, Inc.
3.625%, 03/15/29	$600,000	$613,800
3.875%, 03/15/31	2,919,000	2,988,501
United Parcel Service, Inc.
6.200%, 01/15/38	1,800,000	2,611,274
United Rentals North America Inc.
3.875%, 02/15/31	4,000,000	4,100,000
Valvoline, Inc.
4.250%, 02/15/30[1]	3,700,000	3,836,160
VeriSign, Inc.
5.250%, 04/01/25	2,300,000	2,614,249
Verizon Communications, Inc.
3.875%, 02/08/29	3,960,000	4,437,600
VF Corp.
2.950%, 04/23/30	2,500,000	2,628,878
Walgreens Boots Alliance, Inc.
4.800%, 11/18/44	3,220,000	3,905,773
Walmart, Inc.
4.050%, 06/29/48	2,200,000	2,767,255
WESCO Distribution, Inc.
7.125%, 06/15/25[1]	1,700,000	1,818,711
Western Digital Corp.
4.750%, 02/15/26	2,166,000	2,400,903
Yum! Brands, Inc.
3.625%, 03/15/31	4,100,000	4,121,894

Total Industrials		346,575,348
Utilities - 1.7%
Dominion Energy, Inc.
Series B, (4.650% to 12/15/24 then U.S. Treasury Yield Curve CMT 5 year + 2.993%), 4.650%, 12/15/24[2,3,4]	4,550,000	4,874,415
National Rural Utilities Cooperative Finance Corp.
1.350%, 03/15/31	5,300,000	4,914,053
Northern States Power Co.
2.900%, 03/01/50	4,300,000	4,308,059

Total Utilities		14,096,527

Total Corporate Bonds and Notes (Cost $445,038,888)		458,572,503
Asset-Backed Securities - 0.3%
FAN Engine Securitization, Ltd. (Ireland)
Series 2013-1A, Class 1A 4.625%, 10/15/43 (Cost $7,563,629)[1,7]	7,635,895	2,634,384

Municipal Bonds - 4.4%
California State General Obligation, School Improvements 7.550%, 04/01/39	3,000,000	5,055,144
JobsOhio Beverage System, Series A 2.833%, 01/01/38	4,000,000	4,142,169

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Municipal Bonds - 4.4% (continued)
Los Angeles Unified School District, School Improvements 5.750%, 07/01/34	$3,800,000	$5,028,290
Massachusetts School Building Authority Series B, 1.753%, 08/15/30	5,000,000	4,962,261
Metropolitan Transportation Authority, Series C 5.175%, 11/15/49	3,550,000	4,845,090
New Jersey Economic Development Authority, Pension Funding, Series A (National Insured) 7.425%, 02/15/29	4,000,000	5,124,822
Port Authority of New York & New Jersey 6.040%, 12/01/29	2,250,000	2,940,760
University of California 1.697%, 05/15/29	4,500,000	4,470,951

Total Municipal Bonds (Cost $35,982,538)		36,569,487
U.S. Government and Agency Obligations - 36.6%
Fannie Mae - 13.4%
FNMA
2.000%, 04/01/51	21,328,087	21,387,410
2.500%, 11/01/50	6,564,283	6,770,231
3.500%, 02/01/35 to 08/01/49	34,520,787	36,761,327
4.000%, 06/01/48 to 01/01/51	28,576,756	30,670,372
5.000%, 05/01/50	4,803,942	5,376,936
FNMA Pool
3.500%, 01/01/48	1,890,722	2,067,979
4.000%, 07/01/44	8,181,257	9,037,592

Total Fannie Mae		112,071,847
Freddie Mac - 9.1%
FHLMC
2.000%, 03/01/36	19,340,761	19,947,620
3.000%, 04/01/51	22,993,638	24,050,261
3.500%, 02/01/50	15,677,303	16,552,191
4.500%, 12/01/48	14,705,751	15,927,047

Total Freddie Mac		76,477,119
U.S. Treasury Obligations - 14.1%
U.S. Treasury Bonds
1.250%, 05/15/50	7,000,000	5,709,375
1.875%, 02/15/51	18,001,000	17,117,826
2.250%, 05/15/41	8,401,000	8,716,037
3.500%, 02/15/39	12,606,000	15,689,053
4.500%, 02/15/36	5,937,000	8,100,758
U.S. Treasury Notes
0.125%, 03/31/23 to 02/15/24	26,413,000	26,326,359
0.250%, 03/15/24	20,475,000	20,402,218
0.500%, 02/28/26	9,120,000	8,962,538
0.875%, 03/31/26	7,431,000	7,375,848

Total U.S. Treasury Obligations		118,400,012

Total U.S. Government and Agency Obligations (Cost $305,845,861)		306,948,978
	Principal Amount	Value

Foreign Government Obligation - 0.6%
The Korea Development Bank (South Korea)
0.500%, 10/27/23 (Cost $5,008,079)	$5,000,000	$4,995,730

Short-Term Investments - 3.8%
Joint Repurchase Agreements - 3.8%[8]
Cantor Fitzgerald Securities, Inc., dated 09/30/21, due 10/01/21, 0.050% total to be received $7,614,211 (collateralized by various U.S. Government Agency Obligations, 0.430% - 9.500%, 11/01/21 - 07/20/71, totaling $7,766,484)	7,614,200	7,614,200
Citadel Securities LLC, dated 09/30/21, due 10/01/21, 0.080% total to be received $3,240,742 (collateralized by various U.S. Treasuries, 0.000% - 7.625%, 10/12/21 - 08/15/51, totaling $3,305,573)	3,240,735	3,240,735
Daiwa Capital Markets America, dated 09/30/21, due 10/01/21, 0.050% total to be received $3,792,115 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 8.000%, 11/15/21 - 10/01/51, totaling $3,867,952)	3,792,110	3,792,110
JVB Financial Group LLC, dated 09/30/21, due 10/01/21, 0.070% total to be received $2,302,579 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.125% - 7.000%, 06/01/22 - 11/01/56, totaling $2,348,627)	2,302,575	2,302,575
Mirae Asset Securities USA, Inc., dated 09/30/21, due 10/01/21, 0.060% total to be received $2,861,189 (collateralized by various U.S. Government Agency Obligations, 0.550% - 7.500%, 08/01/23 - 07/20/71, totaling $2,918,413)	2,861,184	2,861,184
RBC Dominion Securities, Inc., dated 09/30/21, due 10/01/21, 0.050% total to be received $7,614,240 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 10/31/21 - 05/01/58, totaling $7,766,514)	7,614,229	7,614,229
State of Wisconsin Investment Board, dated 09/30/21, due 10/01/21, 0.100% total to be received $4,634,807 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 07/15/23 - 02/15/48, totaling $4,727,627)	4,634,794	4,634,794

Total Joint Repurchase Agreements		32,059,827

Total Short-Term Investments (Cost $32,059,827)		32,059,827
Total Investments - 100.3% (Cost $831,498,822)		841,780,909
Other Assets, less Liabilities - (0.3)%		(2,399,034)
Net Assets - 100.0%		$839,381,875

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the value of these securities amounted to $108,091,851 or 12.9% of net assets.
[2]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2021. Rate will reset at a future date.
[3]	Perpetuity Bond. The date shown represents the next call date.
[4]	Variable rate security. The rate shown is based on the latest available information as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[5]	Some of these securities, amounting to $34,676,413 or 4.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[6]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[7]	Security's value was determined by using significant unobservable inputs.
[8]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note
National Insured	National Public Finance Guarantee Corp.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$458,572,503	—	$458,572,503
Asset-Backed Securities	—	—	$2,634,384	2,634,384
Municipal Bonds†	—	36,569,487	—	36,569,487
U.S. Government and Agency Obligations†	—	306,948,978	—	306,948,978
Foreign Government Obligation	—	4,995,730	—	4,995,730
Short-Term Investments
Joint Repurchase Agreements	—	32,059,827	—	32,059,827
Total Investments in Securities	—	$839,146,525	$2,634,384	$841,780,909

†	All corporate bonds and notes, municipal bonds, and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at September 30, 2021:
Asset-Backed Securities
Balance as of December 31, 2020	$5,105,499
Accrued discounts (premiums)	4,292
Realized gain (loss)	7,087
Change in unrealized appreciation/depreciation	(1,766,954)
Purchases	—
Sales	(715,540)
Transfers in to Level 3	—
Transfers out of Level 3	—
Balance as of September 30, 2021	$2,634,384

Net change in unrealized appreciation/depreciation on investments still held at September 30, 2021	$(2,033,683)
The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy as of September 30, 2021. The table below is not intended to be all-inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Fund’s fair value measurements:
Quantitative Information about Level 3 Fair Value Measurements

	Fair Value as of September 30, 2021	Valuation Technique(s)	Unobservable Inputs(s)	Range	Median	Impact to Valuation from an Increase in Input(a)
Asset-Backed Securities	$2,634,384	Market Approach	Broker Quote weighted 25% Discount Rate Indicative Bid Price weighted 75%	55% 3.83% 29.5%	N/A N/A N/A	Increase Decrease Increase
(a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$34,676,413	$32,059,827	$3,834,339	$35,894,166
The following table summarizes the securities received as collateral for securities lending at September 30, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-3.875%	10/07/21-02/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.